CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Tax on foreign currency translation adjustments	$ 0	$ 0	$ 0
Tax on unrealized holding gains on short-term investment	0	541	3,498
Tax on reclassification adjustment for gains on short-term investments realized	$ 0	$ 541	$ 3,498